Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA SERIES TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2013
Supplement [Text Block]	tst_SupplementTextBlock
TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus and Statement of Additional Information

* * *

Transamerica Asset Allocation – Conservative VP
Transamerica Asset Allocation – Moderate Growth VP
Transamerica Asset Allocation – Moderate VP

Effective July 18, 2013, the third bullet point under “Principal Investment Strategies” and under “More on Each Portfolio’s Strategies and Investments” in the Prospectus are each hereby deleted and replaced with the following:
  The underlying portfolios may invest in a variety of U.S. and foreign (including emerging markets) equity and fixed-income (including high-yield) securities and alternative investments. Allocation to high yield bonds will not exceed 10% of the overall portfolio’s assets.
* * *

Transamerica ING Balanced Allocation VP
Transamerica ING Conservative Allocation VP
Transamerica ING Moderate Growth Allocation VP
Transamerica International Moderate Growth VP

Effective July 18, 2013, the second bullet point under “Principal Investment Strategies” and the third bullet point under “More on Each Portfolio’s Strategies and Investments” in the Prospectus are each hereby deleted and replaced with the following:
  The underlying portfolios may invest in a variety of U.S. and foreign (including emerging markets) equity and fixed-income (including high-yield) securities and alternative investments. Allocation to high yield bonds will not exceed 10% of the overall portfolio’s assets.
* * *

Investors Should Retain this Supplement for Future Reference

July 31, 2013
Transamerica Asset Allocation - Conservative VP
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tst_SupplementTextBlock
TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus and Statement of Additional Information

* * *

Transamerica Asset Allocation – Conservative VP

Effective July 18, 2013, the third bullet point under “Principal Investment Strategies” and under “More on Each Portfolio’s Strategies and Investments” in the Prospectus are each hereby deleted and replaced with the following:
  The underlying portfolios may invest in a variety of U.S. and foreign (including emerging markets) equity and fixed-income (including high-yield) securities and alternative investments. Allocation to high yield bonds will not exceed 10% of the overall portfolio’s assets.
* * *

Investors Should Retain this Supplement for Future Reference

July 31, 2013
Transamerica Asset Allocation - Moderate Growth VP
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tst_SupplementTextBlock
TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus and Statement of Additional Information

* * *

Transamerica Asset Allocation – Moderate Growth VP

Effective July 18, 2013, the third bullet point under “Principal Investment Strategies” and under “More on Each Portfolio’s Strategies and Investments” in the Prospectus are each hereby deleted and replaced with the following:
  The underlying portfolios may invest in a variety of U.S. and foreign (including emerging markets) equity and fixed-income (including high-yield) securities and alternative investments. Allocation to high yield bonds will not exceed 10% of the overall portfolio’s assets.
* * *

Investors Should Retain this Supplement for Future Reference

July 31, 2013
Transamerica Asset Allocation - Moderate VP
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tst_SupplementTextBlock
TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus and Statement of Additional Information

* * *

Transamerica Asset Allocation – Moderate VP

Effective July 18, 2013, the third bullet point under “Principal Investment Strategies” and under “More on Each Portfolio’s Strategies and Investments” in the Prospectus are each hereby deleted and replaced with the following:
  The underlying portfolios may invest in a variety of U.S. and foreign (including emerging markets) equity and fixed-income (including high-yield) securities and alternative investments. Allocation to high yield bonds will not exceed 10% of the overall portfolio’s assets.
* * *

Investors Should Retain this Supplement for Future Reference

July 31, 2013
Transamerica ING Balanced Allocation VP
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tst_SupplementTextBlock
TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus and Statement of Additional Information

* * *

Transamerica ING Balanced Allocation VP

Effective July 18, 2013, the second bullet point under “Principal Investment Strategies” and the third bullet point under “More on Each Portfolio’s Strategies and Investments” in the Prospectus are each hereby deleted and replaced with the following:
  The underlying portfolios may invest in a variety of U.S. and foreign (including emerging markets) equity and fixed-income (including high-yield) securities and alternative investments. Allocation to high yield bonds will not exceed 10% of the overall portfolio’s assets.
* * *

Investors Should Retain this Supplement for Future Reference

July 31, 2013
Transamerica ING Conservative Allocation VP
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tst_SupplementTextBlock
TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus and Statement of Additional Information

* * *

Transamerica ING Conservative Allocation VP

Effective July 18, 2013, the second bullet point under “Principal Investment Strategies” and the third bullet point under “More on Each Portfolio’s Strategies and Investments” in the Prospectus are each hereby deleted and replaced with the following:
  The underlying portfolios may invest in a variety of U.S. and foreign (including emerging markets) equity and fixed-income (including high-yield) securities and alternative investments. Allocation to high yield bonds will not exceed 10% of the overall portfolio’s assets.
* * *

Investors Should Retain this Supplement for Future Reference

July 31, 2013
Transamerica ING Moderate Growth Allocation VP
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tst_SupplementTextBlock
TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus and Statement of Additional Information

* * *

Transamerica ING Moderate Growth Allocation VP

Effective July 18, 2013, the second bullet point under “Principal Investment Strategies” and the third bullet point under “More on Each Portfolio’s Strategies and Investments” in the Prospectus are each hereby deleted and replaced with the following:
  The underlying portfolios may invest in a variety of U.S. and foreign (including emerging markets) equity and fixed-income (including high-yield) securities and alternative investments. Allocation to high yield bonds will not exceed 10% of the overall portfolio’s assets.
* * *

Investors Should Retain this Supplement for Future Reference

July 31, 2013
Transamerica International Moderate Growth VP
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tst_SupplementTextBlock
TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus and Statement of Additional Information

* * *

Transamerica International Moderate Growth VP

Effective July 18, 2013, the second bullet point under “Principal Investment Strategies” and the third bullet point under “More on Each Portfolio’s Strategies and Investments” in the Prospectus are each hereby deleted and replaced with the following:
  The underlying portfolios may invest in a variety of U.S. and foreign (including emerging markets) equity and fixed-income (including high-yield) securities and alternative investments. Allocation to high yield bonds will not exceed 10% of the overall portfolio’s assets.
* * *

Investors Should Retain this Supplement for Future Reference

July 31, 2013